UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL
INFRASTRUCTURE
VALUE FUND
JULY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.2%
	Shares	Value
AIRPORT SERVICES — 3.4%
Beijing Capital International Airport, Cl H (China)	959,300	$662,222
Flughafen Zuerich (Switzerland)	1,340	836,072

		1,498,294

COMMUNICATIONS — 4.9%
SBA Communications, Cl A *	10,560	1,129,181
SES (Luxembourg)	29,070	1,068,521

		2,197,702

ELECTRIC UTILITIES — 15.3%
AusNet Services (Australia)	325,000	407,730
Chubu Electric Power (Japan) *	64,600	758,005
Edison International	11,200	613,760
Electricite de France (France)	16,160	522,365
Enel (Italy)	121,260	692,358
FirstEnergy	14,100	440,061
NextEra Energy	10,670	1,001,806
Northeast Utilities	17,810	781,859
PPL	16,900	557,531
Red Electrica (Spain)	7,300	627,558
Terna Rete Elettrica Nazionale (Italy)	78,630	413,997

		6,817,030

GAS UTILITIES — 4.7%
Enagas (Spain)	17,600	586,588
ONEOK	10,220	658,475
Snam (Italy)	140,960	832,396

		2,077,459

HIGHWAYS — 15.0%
Atlantia (Italy)	39,000	1,035,056
Ferrovial (Spain)	52,330	1,098,734
Transurban Group (Australia)	239,089	1,728,601
Vinci (France)	40,430	2,794,586

		6,656,977

INDEPENDENT POWER PRODUCERS & ENERGY — 1.4%
Pattern Energy Group	19,470	603,375

MARINE PORTS & SERVICES — 1.3%
COSCO Pacific (Hong Kong)	388,000	585,751

MULTI-UTILITIES — 8.7%
American Electric Power	13,500	701,865

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL
INFRASTRUCTURE
VALUE FUND
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MULTI-UTILITIES — continued
Centrica PLC (United Kingdom)	182,000	$949,469
Dominion Resources	17,480	1,182,347
National Grid PLC (United Kingdom)	43,070	622,079
NiSource	11,600	437,088

		3,892,848

OIL & GAS STORAGE & TRANSPORTATION — 21.2%
DCP Midstream Partners LP (1)	16,080	875,878
Energy Transfer Equity LP (1)	9,600	522,144
EnLink Midstream Partners LP (1)	29,100	849,720
Enterprise Products Partners LP (1)	9,480	707,208
EQT Midstream Partners LP (1)	4,067	351,958
Keyera (Canada)	9,600	718,624
Pembina Pipeline (Canada)	19,500	816,949
Plains All American Pipeline LP (1)	11,670	669,274
SemGroup, Cl A	10,900	840,172
Summit Midstream Partners LP (1)	15,800	775,306
Sunoco Logistics Partners LP (1)	21,958	974,716
Targa Resources	3,100	395,250
Western Refining Logistics LP (1)	11,500	366,735
Williams	10,200	577,626

		9,441,560

RAILROADS — 14.1%
Aurizon Holdings (Australia)	241,000	1,124,284
Central Japan Railway (Japan)	14,900	2,136,538
CSX	32,440	970,605
East Japan Railway (Japan)	8,100	655,308
Union Pacific	14,080	1,384,205

		6,270,940

RENEWABLE ELECTRICITY — 1.9%
Abengoa Yield PLC (United Kingdom) *	16,300	589,734
NextEra Energy Partners LP * (1)	7,400	251,896

		841,630

WATER UTILITIES — 3.0%
American Water Works	12,120	578,972
Suez Environnement (France)	40,930	764,560

		1,343,532

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL
INFRASTRUCTURE
VALUE FUND
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 3.3%
Crown Castle International	19,900	$1,476,182

TOTAL COMMON STOCK (Cost $38,362,522)		43,703,280

TOTAL INVESTMENTS — 98.2% (Cost $38,362,522)		$43,703,280

Percentages are based on Net Assets of $44,518,280.

(1)	Securities considered Master Limited Partnership. At July 31, 2014, these securities amounted to $6,344,835 or 14.3% of net assets.
*	Non-income producing security.

CL — Class

LP — Limited Partnership

PLC — Public Limited Company

As of July 31, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended July 31, 2014, there were no transfers between levels and there were no Level 3 securities.

@ At July 31, 2014, the tax basis cost of the Fund’s investments was $38,362,522, and the unrealized appreciation and depreciation were $5,673,065 and $(332,307), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

CCS-QH-002-0300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014